IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of total amount of the impairment loss allocated to the carrying amounts of assets

2017	Property and equipment	Goodwill	Total impairment

Armenia	—	34	34
Kyrgyzstan	—	17	17
Other	15	—	15
	15	51	66

2018	Property and equipment	Intangible assets	Goodwill	Total impairment

Algeria	—	—	125	125
Armenia	46	10	25	81
Bangladesh	221	230	—	451
Georgia	31	19	—	50
Kyrgyzstan	—	—	74	74
Other	37	40	—	77
	335	299	224	858

2016	Property and equipment	Intangible assets	Goodwill	Other assets*	Total impairment

Georgia	16	13	—	—	29
Kyrgyzstan	—	—	49	—	49
Tajikistan	54	1	21	12	88
Other	30	—	8	—	38
	100	14	78	12	204
* Other assets include trade and other receivables and deferred tax assets. Impairment of these assets has been recognized on the income statement accounts relating to these assets, i.e. Selling, general and administrative expenses and Income tax expense.

Schedule of key assumptions used in fair value less costs of disposal calculations
The table below shows key assumptions used in fair value less costs of disposal calculations.

	Discount rate (local currency)			Average annual revenue growth rate during forecast period			Terminal growth rate
	2018	2017	2016	2018	2017	2016	2018	2017	2016

Russia	10.3%	10.6%	9.7%	1.1%	1.9%	2.4%	1.3%	1.0%	1.0%
Ukraine	16.3%	17.1%	17.2%	4.4%	3.9%	3.6%	4.0%	2.0%	1.0%
Algeria	11.1%	10.7%	9.8%	0.7%	1.0%	(0.8)%	0.9%	3.0%	3.0%
Pakistan	14.4%	15.0%	14.3%	3.5%	5.0%	7.6%	4.0%	4.0%	4.0%
Bangladesh	12.2%	12.7%	11.9%	0.6%	5.0%	6.4%	4.0%	4.6%	4.7%
Kazakhstan	8.4%	10.8%	12.4%	2.8%	3.2%	4.4%	1.1%	2.4%	2.0%
Kyrgyzstan	14.8%	15.5%	14.5%	2.8%	(1.5)%	(1.8)%	5.0%	3.5%	2.5%
Uzbekistan	13.1%	15.3%	15.4%	5.5%	6.9%	1.7%	6.3%	6.5%	1.0%
Armenia	12.5%	13.0%	12.0%	0.2%	(1.0)%	(2.8)%	0.8%	3.0%	1.0%
Georgia	10.6%	11.0%	10.3%	2.1%	5.6%	6.4%	3.0%	1.0%	1.0%

	Average operating margin			Average CAPEX as a percentage of revenue
	2018	2017	2016	2018	2017	2016

Russia	34.6%	36.4%	38.6%	19.8%	15.7%	15.9%
Ukraine	54.0%	49.9%	44.9%	16.3%	15.6%	17.0%
Algeria	44.0%	46.2%	50.8%	15.1%	14.8%	15.8%
Pakistan	47.9%	43.6%	33.3%	16.7%	15.3%	14.3%
Bangladesh	35.4%	38.7%	44.9%	14.9%	14.3%	14.6%
Kazakhstan	46.5%	44.5%	43.6%	17.7%	17.9%	18.8%
Kyrgyzstan	39.9%	42.0%	43.9%	17.2%	16.4%	17.0%
Uzbekistan	43.9%	42.9%	58.2%	16.2%	14.1%	18.2%
Armenia	23.6%	29.7%	37.8%	21.0%	19.6%	14.1%
Georgia	24.5%	25.2%	25.7%	23.8%	23.3%	17.3%

Schedule of key assumptions and inputs used by the Company in determining the recoverable amount

Assumption	Description
Discount rate
Discount rates are initially determined in US$ based on the risk-free rate for 20-year maturity bonds of the United States Treasury, adjusted for a risk premium to reflect both the increased risk of investing in equities and the systematic risk of the specific CGU relative to the market as a whole.
The equity market risk premium used was 5.4% (2017: 6.0%). The systematic risk, beta, represents the median of the raw betas of the entities comparable in size and geographic footprint with the ones of the Company (“Peer Group”).
The debt risk premium is based on the median of Standard & Poor’s long-term credit rating of the Peer Group.
The weighted average cost of capital is determined based on target debt-to-equity ratios representing the median historical five-year capital structure for each entity from the Peer Group.
The discount rate in functional currency of a CGU is adjusted for the long-term inflation forecast of the respective country in which the business operates, as well as applicable country risk premium.

Projected revenue growth rates	The revenue growth rates vary based on numerous factors, including size of market, GDP (Gross Domestic Product), foreign currency projections, traffic growth, market share and others.
Projected average operating margin
The Company estimates operating margin based on Adjusted EBITDA divided by Total Operating Revenue for each CGU and each future year. The forecasted operating margin is based on the budget of the following year and assumes cost optimization initiatives which are part of on-going operations, as well as regulatory and technological changes known to date, such as telecommunication license issues and price regulation among others.

Average capital expenditure as a percentage of revenue
Capital expenditure (“CAPEX”) is defined as purchases of property and equipment and intangible assets other than goodwill. The cash flow forecasts for capital expenditure are based on past experience and amounts budgeted for the following year(s) and include the network roll-outs plans and license requirements.

Projected license and spectrum payments
The cash flow forecasts for license and spectrum payments for each operating company for the initial five years include amounts for expected renewals and newly available spectrum. Beyond that period, a long-run cost of spectrum is assumed.

Long-term growth rate	A long‑term growth rate into perpetuity is estimated based on a percentage that is lower than or equal to the country long-term inflation forecast, depending on the CGU.